Osterweis Growth and Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 58.9%	Shares	Value
Aerospace & Defense - 4.3%
Airbus SE - Class ADR - ADR	64,305	$3,724,546
Boeing Co. (a)	7,475	1,622,972
L3Harris Technologies, Inc.	9,408	2,761,906
		8,109,424

Banks - 2.2%
JPMorgan Chase & Co.	12,790	4,121,194

Broadline Retail - 3.5%
Amazon.com, Inc. (a)	28,967	6,686,163

Capital Markets - 1.3%
Intercontinental Exchange, Inc.	14,670	2,375,953

Chemicals - 2.7%
Air Products and Chemicals, Inc.	13,035	3,219,906
Linde PLC	4,460	1,901,699
		5,121,605

Commercial Services & Supplies - 1.8%
Waste Connections, Inc.	19,845	3,480,019

Consumer Staples Distribution & Retail - 1.2%
Southeastern Grocers, Inc. (a)(b)	7,928	318
Tops Holding, Litigation Trust Proceeds (a)(b)	2,292,000	1,721
US Foods Holding Corp. (a)	30,915	2,328,518
		2,330,557

Electrical Equipment - 1.4%
AMETEK, Inc.	13,120	2,693,667

Electronic Equipment, Instruments & Components - 1.0%
Keysight Technologies, Inc. (a)	9,395	1,908,970

Financial Services - 2.4%
Visa, Inc. - Class A	13,170	4,618,851

Ground Transportation - 1.1%
Canadian Pacific Kansas City Ltd.	29,485	2,170,981

Health Care Providers & Services - 0.9%
Labcorp Holdings, Inc.	6,975	1,749,888

Household Durables - 0.9%
NVR, Inc. (a)	223	1,626,288

Insurance - 2.7%
Brown & Brown, Inc.	29,525	2,353,142
Progressive Corp.	11,858	2,700,304
		5,053,446

Interactive Media & Services - 5.0%
Alphabet, Inc. - Class C	30,267	9,497,785

Life Sciences Tools & Services - 1.9%
Danaher Corp.	16,002	3,663,178

Machinery - 0.9%
Deere & Co.	3,730	1,736,576

Metals & Mining - 0.3%
Real Alloy Equity (a)(b)	9	539,523

Pharmaceuticals - 3.5%
Eli Lilly & Co.	2,984	3,206,845
Novartis AG - ADR	24,480	3,375,058
		6,581,903

Semiconductors & Semiconductor Equipment - 7.7%
Analog Devices, Inc.	13,773	3,735,238
Applied Materials, Inc.	13,041	3,351,406
Broadcom, Inc.	15,633	5,410,581
NVIDIA Corp.	11,700	2,182,050
		14,679,275

Software - 7.2%
Intuit, Inc.	3,799	2,516,534
Microsoft Corp.	14,266	6,899,323
Salesforce, Inc.	8,816	2,335,446
Synopsys, Inc. (a)	4,068	1,910,821
		13,662,124

Specialty Retail - 1.8%
AutoZone, Inc. (a)	979	3,320,278

Trading Companies & Distributors - 1.2%
Ferguson Enterprises, Inc.	10,415	2,318,691

Water Utilities - 2.0%
American Water Works Co., Inc.	28,680	3,742,740
TOTAL COMMON STOCKS (Cost $68,643,640)		111,789,079

CORPORATE BONDS - 27.2%	Par	Value
Automobile Components - 1.2%
Adient Global Holdings Ltd.
7.00%, 04/15/2028 (c)	350,000	360,993
7.50%, 02/15/2033 (c)	400,000	413,123
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (c)	500,000	509,786
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029	500,000	488,959
6.63%, 07/15/2030	500,000	512,380
		2,285,241

Automobiles - 0.6%
Ford Motor Co., 9.63%, 04/22/2030	500,000	579,713
Ford Motor Credit Co. LLC, 6.95%, 03/06/2026	500,000	501,151
		1,080,864

Banks - 0.3%
Bancorp, Inc., 7.38%, 09/01/2030	500,000	520,048

Beverages - 0.2%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029 (c)	300,000	292,224

Building Products - 0.5%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027 (c)	500,000	501,126
Griffon Corp., 5.75%, 03/01/2028	500,000	501,278
		1,002,404

Chemicals - 0.5%
Consolidated Energy Finance SA
6.50%, 05/15/2026 (c)	100,000	97,017
5.63%, 10/15/2028 (c)	400,000	260,500
12.00%, 02/15/2031 (c)	250,000	177,063
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029 (c)	500,000	347,216
		881,796

Commercial Services & Supplies - 0.8%
Deluxe Corp., 8.13%, 09/15/2029 (c)	750,000	791,047
Pitney Bowes, Inc., 7.25%, 03/15/2029 (c)	725,000	736,610
		1,527,657

Computers & Peripherals - 0.6%
CPI CG, Inc., 10.00%, 07/15/2029 (c)	558,000	593,839
Western Digital Corp., 4.75%, 02/15/2026	106,000	106,436
Xerox Corp., 10.25%, 10/15/2030 (c)	500,000	480,874
		1,181,149

Construction & Engineering - 1.6%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (c)	750,000	753,459
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (c)	600,000	588,385
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028 (c)	500,000	501,770
Tutor Perini Corp., 11.88%, 04/30/2029 (c)	1,000,000	1,114,750
		2,958,364

Consumer Finance - 1.6%
Atlanticus Holdings Corp., 9.75%, 09/01/2030 (c)	500,000	501,588
Enova International, Inc.
11.25%, 12/15/2028 (c)	400,000	423,337
9.13%, 08/01/2029 (c)	350,000	372,735
EZCORP, Inc., 7.38%, 04/01/2032 (c)	500,000	531,726
FirstCash, Inc.
5.63%, 01/01/2030 (c)	500,000	504,045
6.88%, 03/01/2032 (c)	500,000	520,726
OneMain Finance Corp., 7.13%, 03/15/2026	242,000	244,577
		3,098,734

Consumer Staples Distribution & Retail - 1.6%
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (c)	500,000	465,238
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (c)	750,000	788,212
Performance Food Group, Inc., 5.50%, 10/15/2027 (c)	750,000	751,521
United Natural Foods, Inc., 6.75%, 10/15/2028 (c)	625,000	628,588
US Foods, Inc., 4.75%, 02/15/2029 (c)	470,000	468,038
		3,101,597

Diversified Consumer Services - 0.1%
Carriage Services, Inc., 4.25%, 05/15/2029 (c)	200,000	193,455

Energy Equipment & Services - 0.5%
HMH Holding BV, 7.88%, 12/17/2028 (c)	400,000	409,742
Tidewater, Inc., 9.13%, 07/15/2030 (c)	500,000	537,048
		946,790

Entertainment - 0.5%
Banijay Entertainment SAS, 8.13%, 05/01/2029 (c)	1,000,000	1,041,692

Financial Services - 0.8%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (c)	250,000	248,652
HAS Capital Income Opportunity Fund II LLC, 8.00%, 08/31/2031 (b)(c)	642,000	410,915
United Wholesale Mortgage LLC, 5.50%, 04/15/2029 (c)	430,000	427,487
UWM Holdings LLC, 6.25%, 03/15/2031 (c)	500,000	499,443
		1,586,497

Food Products - 0.3%
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (c)	494,000	476,587

Ground Transportation - 0.3%
RXO, Inc., 7.50%, 11/15/2027 (c)	500,000	512,130

Health Care Equipment & Supplies - 0.6%
Varex Imaging Corp., 7.88%, 10/15/2027 (c)	1,100,000	1,125,985

Health Care Providers & Services - 0.6%
Accendra Health, Inc., 4.50%, 03/31/2029 (c)	1,000,000	679,291
AMN Healthcare, Inc., 6.50%, 01/15/2031 (c)	500,000	500,484
		1,179,775

Hotels, Restaurants & Leisure - 0.4%
NCL Corp. Ltd., 5.88%, 02/15/2027 (c)	750,000	753,379

Household Durables - 1.6%
Adams Homes, Inc., 9.25%, 10/15/2028 (c)	750,000	785,128
Empire Communities Corp., 9.75%, 05/01/2029 (c)	500,000	516,357
K Hovnanian Enterprises, Inc., 8.00%, 04/01/2031 (c)	500,000	510,761
New Home Co., Inc.
9.25%, 10/01/2029 (c)	750,000	783,687
8.50%, 11/01/2030 (c)	250,000	257,776
STL Holding Co. LLC, 8.75%, 02/15/2029 (c)	250,000	263,760
		3,117,469

Industrial Conglomerates - 0.0%(d)
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	60,000	60,126

Industrial Power & Renewable Electricity Products - 0.4%
Vistra Operations Co. LLC
5.05%, 12/30/2026 (c)	500,000	503,826
5.00%, 07/31/2027 (c)	250,000	251,463
		755,289

IT Services - 0.5%
Unisys Corp., 10.63%, 01/15/2031 (c)	1,000,000	1,025,305

Life Sciences Tools & Services - 0.3%
IQVIA, Inc., 5.00%, 10/15/2026 (c)	500,000	500,012

Machinery - 0.9%
Enpro, Inc., 6.13%, 06/01/2033 (c)	500,000	517,163
Manitowoc Co., Inc., 9.25%, 10/01/2031 (c)	500,000	538,926
Wabash National Corp., 4.50%, 10/15/2028 (c)	750,000	702,335
		1,758,424

Media - 0.2%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (c)	287,000	288,847

Metals & Mining - 1.5%
Century Aluminum Co., 6.88%, 08/01/2032 (c)	500,000	516,479
Champion Iron Canada, Inc., 7.88%, 07/15/2032 (c)	250,000	266,427
Coeur Mining, Inc., 5.13%, 02/15/2029 (c)	600,000	596,376
Commercial Metals Co., 5.75%, 11/15/2033 (c)	250,000	255,778
Hecla Mining Co., 7.25%, 02/15/2028	277,000	279,012
Perenti Finance Pty Ltd., 7.50%, 04/26/2029 (c)	500,000	521,115
SunCoke Energy, Inc., 4.88%, 06/30/2029 (c)	500,000	464,733
		2,899,920

Mortgage Real Estate Investment Trusts - REITS - 0.5%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (c)	500,000	533,859
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027 (c)	500,000	501,807
		1,035,666

Oil, Gas & Consumable Fuels - 1.3%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
11.00%, 04/15/2026 (c)	176,000	177,823
9.75%, 07/15/2028 (c)	250,000	254,195
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 02/01/2028	450,000	452,134
Global Partners LP / GLP Finance Corp., 7.13%, 07/01/2033 (c)	800,000	819,662
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (c)	750,000	781,425
		2,485,239

Passenger Airlines - 1.7%
Allegiant Travel Co., 7.25%, 08/15/2027 (c)	770,000	781,251
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (c)	813,833	815,413
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (c)	850,000	857,086
United Airlines, Inc., 4.38%, 04/15/2026 (c)	750,000	749,513
		3,203,263

Pharmaceuticals - 0.3%
Harrow, Inc., 8.63%, 09/15/2030 (c)	500,000	525,832

Professional Services - 1.0%
CACI International, Inc., 6.38%, 06/15/2033 (c)	500,000	517,964
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (c)	750,000	648,797
KBR, Inc., 4.75%, 09/30/2028 (c)	750,000	738,994
		1,905,755

Software - 0.6%
Fair Isaac Corp., 5.25%, 05/15/2026 (c)	500,000	501,019
NCR Voyix Corp., 5.00%, 10/01/2028 (c)	175,000	174,382
Pagaya US Holdings Co. LLC, 8.88%, 08/01/2030 (c)	500,000	437,503
		1,112,904

Specialty Retail - 1.0%
Advance Auto Parts, Inc., 7.00%, 08/01/2030 (c)	250,000	252,324
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (c)	500,000	498,715
Sonic Automotive, Inc., 4.63%, 11/15/2029 (c)	500,000	491,218
Upbound Group, Inc., 6.38%, 02/15/2029 (c)	600,000	593,956
		1,836,213

Textiles, Apparel & Luxury Goods - 0.4%
William Carter Co., 7.38%, 02/15/2031 (c)	700,000	724,619

Trading Companies & Distributors - 1.2%
Herc Holdings, Inc.
7.00%, 06/15/2030 (c)	1,000,000	1,052,988
5.75%, 03/15/2031 (c)	500,000	507,959
6.00%, 03/15/2034 (c)	500,000	506,790
WESCO Distribution, Inc., 7.25%, 06/15/2028 (c)	250,000	253,776
		2,321,513

Transportation Infrastructure - 0.2%
Signature Aviation US Holdings, Inc., 4.00%, 03/01/2028 (c)	400,000	370,000
TOTAL CORPORATE BONDS (Cost $51,540,165)		51,672,764

CONVERTIBLE BONDS - 3.7%	Par	Value
Health Care Equipment & Supplies - 0.1%
Haemonetics Corp., 0.00%, 03/01/2026 (e)	250,000	248,125

Hotel & Resort REITs - 0.4%
Pebblebrook Hotel Trust, 1.75%, 12/15/2026	271,000	262,192
Summit Hotel Properties, Inc., 1.50%, 02/15/2026	500,000	498,500
		760,692

Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc., 0.00%, 03/15/2026 (e)	750,000	744,000
Marriott Vacations Worldwide Corp., 0.00%, 01/15/2026 (e)	1,000,000	998,800
Vail Resorts, Inc., 0.00%, 01/01/2026 (e)	1,000,000	1,000,500
		2,743,300

Interactive Media & Services - 0.1%
Match Group Financeco 2, Inc., 0.88%, 06/15/2026 (c)	250,000	246,263

Machinery - 0.1%
JBT Marel Corp., 0.25%, 05/15/2026	100,000	102,620

Media - 0.8%
Cable One, Inc., 0.00%, 03/15/2026 (e)	1,000,000	987,500
Liberty Broadband Corp., 3.13%, 03/31/2053 (c)	500,000	495,750
		1,483,250

Semiconductors & Semiconductor Equipment - 0.3%
Enphase Energy, Inc., 0.00%, 03/01/2026 (e)	500,000	495,000

Software - 0.5%
Bentley Systems, Inc., 0.13%, 01/15/2026	1,004,000	1,002,117
TOTAL CONVERTIBLE BONDS (Cost $7,072,182)		7,081,367

REAL ESTATE INVESTMENT TRUSTS - 3.4%	Shares	Value
Industrial REITs - 1.7%
Terreno Realty Corp.	53,250	3,126,307

Specialized REITs - 1.7%
Lamar Advertising Co. - Class A	25,560	3,235,385
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,214,949)		6,361,692

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 3.7%	Par	Value
Automobiles - 0.5%
Hyundai Capital America, 4.16%, 01/09/2026 (c)(f)	1,000,000	999,052

Broadline Retail - 0.5%
Dollarama, Inc., 4.23%, 01/28/2026 (c)(f)	1,000,000	996,875

Consumer Finance - 0.5%
American Honda Finance Corp., 4.17%, 01/26/2026 (f)	1,000,000	997,236

Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard, Inc., 4.18%, 01/20/2026 (c)(f)	1,000,000	997,829

Distributors - 0.6%
Genuine Parts Co., 4.42%, 01/08/2026 (c)(f)	1,000,000	999,099

Financial Services - 0.6%
Bunge Ltd. Finance Corp., 4.13%, 01/07/2026 (c)(f)	1,000,000	999,253

Specialized REITs - 0.5%
Extra Space Storage LP, 4.14%, 01/15/2026 (c)(f)	1,000,000	998,396
TOTAL COMMERCIAL PAPER (Cost $6,987,737)		6,987,740

MONEY MARKET FUNDS - 2.6%	Shares	Value
Federated Hermes US Treasury Cash Reserves - Institutional Class, 3.59% (g)	4,952,373	4,952,373
TOTAL MONEY MARKET FUNDS (Cost $4,952,373)		4,952,373

TOTAL INVESTMENTS - 99.5% (Cost $144,411,046)		188,845,015
Other Assets in Excess of Liabilities - 0.5%		876,084
TOTAL NET ASSETS - 100.0%		$189,721,099

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $952,477 or 0.5% of net assets as of December 31, 2025.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $54,159,467 or 28.5% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	The rate shown is the annualized yield as of December 31, 2025.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Osterweis Growth and Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$111,247,517	$–	$541,562	$111,789,079
Corporate Bonds	–	51,261,849	410,915	51,672,764
Convertible Bonds	–	7,081,367	–	7,081,367
Real Estate Investment Trusts	6,361,692	–	–	6,361,692
Commercial Paper	–	6,987,740	–	6,987,740
Money Market Funds	4,952,373	–	–	4,952,373
Total Investments	$122,561,582	$65,330,956	$952,477	$188,845,015

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of March 31, 2025	$1,024,081
Purchases	(1,612)
Change in unrealized appreciation/depreciation	(69,992)
Amortization/(Accretion)	0
Ending balance as of December 31, 2025	$952,477
$0
Change in unrealized appreciation/depreciation still held as of December 31, 2025	$(69,992)
0

Description	Fair Value as of December 31, 2025	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Corporate Bonds	$410,915	Discounted Cash Flow	Adjustment to Yield	300 bps
Common Stocks		Market Data	Last Trade Price	$63,250
		Estimated Proceeds	Future Proceeds from Equity Take-Out	0.040044
	$541,562	Estimated Proceeds	Future Proceeds from the Litigation Trust	0.0007514